SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
Results of the operating segments are reviewed by the Company's chief operating decision makers ("CODM") to make decisions about resources to be allocated to the segments and to assess their performance. Each CODM is a member of the senior management team who rely on management positioned in each operating segment of the Company.

Operating mine property, development and exploration projects

The Company's operating segments are reported by operating mine properties and exploration and development projects. The results from operations for these reportable segments are summarized in the following tables:

	Continuing operations
Year ended December 31, 2022	Nevada Production[1]	Exploration and Development[2]	Corporate and other	Total	Discontinued operations	Total
Revenue	$36,958	$—	$—	$36,958	$—	$36,958
Cost of sales	(28,861)	—	—	(28,861)	—	(28,861)
Depletion, depreciation and amortization	(4,528)	—	—	(4,528)	—	(4,528)
Exploration, evaluation and pre-development	(21,039)	(17,801)	31	(38,809)	—	(38,809)
Overhead costs	(2,899)	(308)	(20,412)	(23,619)	—	(23,619)
Other income / (expense)	(6,611)	11	(5,083)	(11,683)	—	(11,683)
Finance expense	(2,722)	(287)	(17,479)	(20,488)	—	(20,488)
Income / (loss) before income taxes	(29,702)	(18,385)	(42,943)	(91,030)	—	(91,030)
Deferred tax recovery	—	—	11,833	11,833	—	11,833
Income / (loss) for the period	$(29,702)	$(18,385)	$(31,110)	$(79,197)	$—	$(79,197)

	Continuing operations
Year ended December 31, 2021	Nevada Production[1]	Exploration and Development[2]	Corporate and other	Total	Discontinued operations	Total
Revenue	$—	$—	$—	$—	$31,991	$31,991
Cost of sales	—	—	—	—	(17,207)	(17,207)
Depletion, depreciation and amortization	—	—	—	—	(1,691)	(1,691)
Exploration, evaluation and pre-development	(829)	(9,613)	(35)	(10,477)	(1,034)	(11,511)
Overhead costs	(29)	(363)	(17,578)	(17,970)	(175)	(18,145)
Other income / (expense)	134,887	13	(7,958)	126,942	16	126,958
Related party interest expense	—	—	(1,177)	(1,177)	—	(1,177)
Finance expense	(168)	(139)	(338)	(645)	(44)	(689)
Income / (loss) before income taxes	133,861	(10,102)	(27,086)	96,673	11,856	108,529
Current tax expense	—	—	(200)	(200)	(253)	(453)
Deferred tax expense	(27,704)	—	7,851	(19,853)	—	(19,853)
Income / (loss) for the period	$106,157	$(10,102)	$(19,435)	$76,620	$11,603	$88,223

	Continuing operations
As at December 31, 2022	Nevada Production[1]	Exploration and Development[2]	Corporate and other	Total	Discontinued operations	Total
Capital expenditures	$11,151	$44,441	$522	$56,114	$—	$56,114
Property, plant and equipment	346,176	178,920	4,165	529,261	—	529,261
Total assets	394,584	186,298	61,077	641,959	—	641,959
Total liabilities	$142,432	$14,524	$151,590	$308,547	$—	$308,547

	Continuing operations
As at December 31, 2021	Nevada Production[1]	Exploration and Development[2]	Corporate and other	Total	Discontinued operations	Total
Capital expenditures	$368,503	$68,856	$932	$438,291	$2,366	$440,657
Property, plant and equipment	363,715	138,056	878	502,649	—	502,649
Total assets	416,003	140,680	99,666	656,349	—	656,349
Total liabilities	$159,311	$10,971	$79,089	$249,371	$—	$249,371
Revenue by customer

The following table represents sales to individual customers representing 100% of the Company's gold and silver revenue:

	Year ended December 31,
	2022	2021
Customer 1	$22,280	$—
Customer 2	14,678	—
Customer 3	—	31,991
Total revenue from major customers	$36,958	$31,991

The Company is not economically dependent on a limited number of customers for the sale of its product because gold and other metals can be sold through numerous commodity market traders worldwide.